Trade, Other Receivables and Other assets - Summary of Trade Receivables and Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 203	€ 165
Advance deposits	246	220
Net Investment in Lease	219	230
Other receivables
Total Trade and Other receivables	668	615	[1]
Current Grant receivables (RCAs)	1,121	145
Current Grant receivables (Others)	274
Total Current Grant receivables	1,395	145	[1]
Prepaid expenses	1,688	1,343
VAT receivable	483	342
Income and other tax receivables	40	25
Total Other current assets	2,211	1,711	[1]
Total Trade receivables, advances and other current assets	€ 4,274	€ 2,471

[1]	For information on voluntary change in accounting policy, see note 5.2.16.